Long-term investments: (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Long-term investments
Long-term investments			$ 26,307	$ 19,118
Amount invested			955		4,316
Income from equity method investments			16,498	16,190	7,585
Weichi Westport Inc.
Long-term investments
Long-term investments			7,732	11,275
Amount invested	955	4,316
Equity interest (as a percent)				35.00%
Income from equity method investments			1,438	2,881	997
Cummins Westport Inc.
Long-term investments
Long-term investments			17,792	7,138
Equity interest (as a percent)				50.00%
Other equity accounted for investees
Long-term investments
Long-term investments			$ 783	$ 705